(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Numerator (in 000’$)
Net loss attributable to owners of the Company	$ (1,729)	$ (3,066)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	13,351,000	12,213,000
Basic and diluted (loss) per share (Actual)	$ (0.13)	$ (0.25)